RIGHT-OF-USE ASSETS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASES
Schedule of carrying amount of right-of-use assets
($ millions)	December 31 2019

Property, plant and equipment, net – excluding ROU assets	69 745

ROU assets	2 895

72 640

Schedule of other related lease items recognized in the consolidated statement of comprehensive income

($ millions)	Plant and Equipment

Cost

At January 1, 2019	3 326

Additions and adjustments	186

Foreign exchange	(7)

At December 31, 2019	3 505

Accumulated provision

At January 1, 2019	(267)

Depreciation	(343)

At December 31, 2019	(610)

Net ROU assets

At January 1, 2019 (note 5)	3 059

At December 31, 2019	2 895

Scheduled lease repayments
($ millions)	For the year ended December 31, 2019

Operating, selling and general

Short-term lease expense	236

Variable lease expense	45